Receivables (Schedule Of Short-Term Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Document Fiscal Year Focus	2018
Allowance for doubtful accounts, Short Term	$ (81,813)	$ (55,296)
Receivables, net, Short Term	146,774	162,775
Receivables, net Long Term	52,434	52,898
Accounts Receivable Net, Noncurrent, Estimated Fair Value	52,434	52,898
Loans to franchisees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	30,596	39,911
Receivables, net Long Term	35,212	36,614
Receivables for U.S. assisted and DIY tax preparation and related fees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	41,572	23,025
Receivables, net Long Term	5,503	6,316
Instant Cash Back® receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	27,192	34,940
Receivables, net Long Term	2,057	0
H&R Block Emerald Advance® lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	15,642	16,202
Receivables, net Long Term	5,754	5,069
Software Receivable from Retailers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	6,769	16,715
Receivables, net Long Term	0	0
Royalties and other receivables from franchisees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	9,239	13,275
Receivables, net Long Term	761	1,585
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current	15,764	18,707
Receivables, net Long Term	$ 3,147	$ 3,314